Operating expense - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges	$ 7,049			$ 0	$ (7,049)
Impairment loss recognised in profit or loss, property, plant and equipment				1,700
General and administrative expense		$ 19,617	$ 16,587	56,868	$ 53,536
Executive Compensation
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
General and administrative expense				1,300
Manufacturing Of Antibodies
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges		$ 800		$ 2,500